Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Reconciliation of changes in other provisions
Beginning balance	€ 1,956	€ 2,179
Disposal of subsidiaries		17
Exchange movements	(4)	(38)
Amounts capitalised in the year	210	59
Amounts charged to the income statement	734	465
Utilised in the year - payments	(338)	(414)
Amounts released to the income statement	(156)	(278)
Ending balance	2,402	1,956
Asset retirement obligations
Reconciliation of changes in other provisions
Beginning balance	583	606
Disposal of subsidiaries		14
Exchange movements	(4)	(13)
Amounts capitalised in the year	210	59
Utilised in the year - payments	(32)	(33)
Amounts released to the income statement		(22)
Ending balance	757	583
Legal and regulatory
Reconciliation of changes in other provisions
Beginning balance	522	634
Disposal of subsidiaries		3
Exchange movements	(5)	(21)
Amounts charged to the income statement	91	140
Utilised in the year - payments	(53)	(57)
Amounts released to the income statement	(48)	(171)
Ending balance	507	522
Other
Reconciliation of changes in other provisions
Beginning balance	851	939
Exchange movements	5	(4)
Amounts charged to the income statement	643	325
Utilised in the year - payments	(253)	(324)
Amounts released to the income statement	(108)	(85)
Ending balance	1,138	851
Restructuring provision
Reconciliation of changes in other provisions
Beginning balance	240
Ending balance	€ 499	€ 240